Related Parties (Details Narrative) - NZD ($)	6 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		$ 1,368,557
Percentage of voting equity interests acquired	100.00%
Revenue	$ 56,750,000		$ 59,787,000
Profit (loss) before tax	(26,505,000)		(19,039,000)
Licence Agreement [Member]
Disclosure of transactions between related parties [line items]
Revenue	11,233,239
Profit (loss) before tax	$ 952,729
Parent [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership percentage	6.90%
Bendon Limited [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership percentage		71.80%
Cullen Investments Limited [Member]
Disclosure of transactions between related parties [line items]
Directors' remuneration expense	$ 1,255,524	$ 1,515,644
Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	6,687,559	11,283,526
Prepayments	$ 722,385	272,665
Cullen Invenstment Limited [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired	6.90%
FOH Online Corp [Member]
Disclosure of transactions between related parties [line items]
Receivables due from related parties	$ 2,488,487	$ 3,518,009